UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04491
Van Kampen Limited Duration Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 42.8%
	Automotive 1.4%
$575	American Honda Finance Corp. (a)(b)	2.848%	06/02/11	$574,388
530	Daimler Finance North America LLC	7.300	01/15/12	572,064
370	Harley-Davidson Funding Corp., Ser B (b)	5.250	12/15/12	369,916
125	PACCAR, Inc.	6.375	02/15/12	135,127

				1,651,495

	Banking 8.7%
695	American Express Co.	7.250	05/20/14	781,655
360	Bank of America Corp.	4.875	09/15/12	369,893
595	Bank One Corp.	5.250	01/30/13	628,889
550	Barclays Bank PLC (United Kingdom)	5.450	09/12/12	591,441
560	BB&T Corp.	3.100	07/28/11	570,039
580	Capital One Financial Corp.	5.700	09/15/11	606,210
625	Credit Suisse New York (Switzerland)	5.500	05/01/14	672,292
205	Credit Suisse USA, Inc.	6.125	11/15/11	221,405
925	JPMorgan Chase & Co.	4.750	05/01/13	980,102
1,150	MBNA Corp.	6.125	03/01/13	1,208,955
330	Mellon Funding Corp.	6.400	05/14/11	352,387
555	National Australia Bank Ltd. (Australia) (b)	5.350	06/12/13	592,268
470	Royal Bank of Scotland PLC (United Kingdom) (b)	4.875	08/25/14	477,739
395	Sovereign Bancorp (a)	0.519	03/23/10	394,546
475	Svenska Handelsbanken AB (Sweden) (b)	2.875	09/14/12	476,529
280	US Bancorp	4.200	05/15/14	292,904

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$265	Wachovia Corp.	5.350%	03/15/11	$276,321
850	Wells Fargo & Co.	5.250	10/23/12	907,536

				10,401,111

	Brokerage 1.9%
320	Citigroup, Inc.	4.625	08/03/10	326,839
345	Citigroup, Inc.	5.300	10/17/12	356,202
825	Goldman Sachs Group, Inc.	5.450	11/01/12	884,181
285	Goldman Sachs Group, Inc.	6.875	01/15/11	302,719
350	Merrill Lynch & Co., Inc.	5.450	02/05/13	363,198

				2,233,139

	Chemicals 0.3%
355	Praxair, Inc.	6.375	04/01/12	393,291

	Construction Machinery 0.5%
250	Caterpillar Financial Services Corp.	5.750	02/15/12	265,737
310	John Deere Capital Corp.	7.000	03/15/12	346,111

				611,848

	Consumer Products 0.8%
400	Clorox Co.	4.200	01/15/10	403,940
605	Procter & Gamble International Funding SCA (Luxembourg) (a)	0.478	05/07/10	604,525

				1,008,465

	Diversified Manufacturing 0.3%
350	Honeywell International, Inc.	6.125	11/01/11	382,117

	Electric 2.5%
420	Detroit Edison Co.	6.125	10/01/10	441,492
565	Entergy Gulf States, Inc. (a)	0.760	12/01/09	564,447
540	FirstEnergy Solutions Corp. (b)	4.800	02/15/15	555,513

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$260	NiSource Finance Corp. (a)	0.976%	11/23/09	$259,812
745	Ohio Power Co., Ser B (a)	0.757	04/05/10	744,022
415	Southern Co.	4.150	05/15/14	429,153
50	Southern Co.	5.300	01/15/12	53,701

				3,048,140

	Entertainment 0.5%
240	Walt Disney Co.	5.700	07/15/11	257,018
270	Walt Disney Co.	6.375	03/01/12	296,640

				553,658

	Food & Beverage 2.7%
290	Anheuser-Busch InBev Worldwide, Inc. (b)	5.375	11/15/14	309,774
490	Bottling Group LLC	6.950	03/15/14	571,627
380	Campbell Soup Co.	6.750	02/15/11	407,912
380	Coca-Cola Enterprises, Inc.	3.750	03/01/12	396,842
40	ConAgra Foods, Inc.	6.750	09/15/11	43,666
355	Diageo Finance BV (Netherlands)	3.875	04/01/11	365,323
530	General Mills, Inc.	5.650	09/10/12	578,818
510	Kraft Foods, Inc.	6.750	02/19/14	569,508

				3,243,470

	Health Care 0.5%
560	UnitedHealth Group, Inc.	5.250	03/15/11	582,225

	Independent Energy 0.4%
465	Devon Financing Corp. ULC (Canada)	6.875	09/30/11	506,125

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Energy 0.9%
$500	BP Capital Markets PLC (United Kingdom)	3.125%	03/10/12	$516,840
320	Chevron Corp.	3.950	03/03/14	337,273
240	StatoilHydro ASA (Norway)	3.875	04/15/14	251,576

				1,105,689

	Life Insurance 1.4%
755	Met Life Global Funding I (b)	5.750	07/25/11	798,162
430	Principal Life Income Funding Trusts	5.150	06/17/11	444,835
485	Prudential Financial, Inc.	3.625	09/17/12	488,332

				1,731,329

	Media-Cable 1.3%
490	Comcast Cable Holdings LLC	9.800	02/01/12	564,669
500	Time Warner Cable, Inc.	8.250	02/14/14	583,202
375	Time Warner, Inc.	6.875	05/01/12	413,051

				1,560,922

	Metals 0.6%
345	BHP Billiton Finance USA Ltd. (Australia)	8.500	12/01/12	411,943
280	Rio Tinto Finance USA Ltd. (Australia)	5.875	07/15/13	301,936

				713,879

	Noncaptive-Consumer Finance 0.7%
790	HSBC Finance Corp.	6.750	05/15/11	832,981

	Noncaptive-Diversified Finance 1.3%
1,045	General Electric Capital Corp.	5.450	01/15/13	1,102,120
375	General Electric Capital Corp.	5.900	05/13/14	402,515

				1,504,635

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil Field Services 1.1%
$660	Burlington Resources Finance Co. (Canada)	6.680%	02/15/11	$705,808
510	EOG Co. of Canada (Canada) (b)	7.000	12/01/11	555,206

				1,261,014

	Pharmaceuticals 2.7%
520	AstraZeneca PLC (United Kingdom)	5.400	09/15/12	570,304
345	Baxter International, Inc.	4.000	03/01/14	359,928
265	Eli Lilly & Co.	3.550	03/06/12	277,672
255	Genentech, Inc.	4.400	07/15/10	261,755
340	GlaxoSmithKline Capital, Inc.	4.850	05/15/13	365,577
430	Hospira, Inc. (a)	0.763	03/30/10	429,012
330	Microsoft Corp.	2.950	06/01/14	334,808
540	Pfizer, Inc.	4.450	03/15/12	573,933

				3,172,989

	Pipelines 1.0%
400	Enterprise Products Operating LLC	9.750	01/31/14	483,392
200	Enterprise Products Operating LP	7.500	02/01/11	213,573
465	Plains All American Pipeline LP	4.250	09/01/12	478,353

				1,175,318

	Property and Casualty Insurance 0.3%
295	Berkshire Hathaway Finance Corp.	4.000	04/15/12	309,459

	Railroads 0.6%
705	Union Pacific Corp.	6.500	04/15/12	778,459

	Restaurants 0.2%
230	Yum! Brands, Inc.	8.875	04/15/11	251,795

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Retailers 1.3%
$175	CVS Caremark Corp. (a)	0.661%	06/01/10	$175,161
385	CVS Caremark Corp.	5.750	08/15/11	411,797
270	Home Depot, Inc. (a)	0.420	12/16/09	269,869
165	Simon Property Group LP	6.750	05/15/14	177,135
160	Wal-Mart Stores, Inc.	3.200	05/15/14	163,536
350	Wal-Mart Stores, Inc.	7.250	06/01/13	408,767

				1,606,265

	Sovereigns 2.3%
2,638	Denmark Government International Bond (Denmark)	2.750	11/15/11	2,726,555

	Supermarkets 0.5%
525	Kroger Co.	7.500	01/15/14	605,578

	Technology 2.9%
590	Agilent Technologies, Inc.	4.450	09/12/12	596,825
525	Computer Sciences Corp.	7.375	06/15/11	567,786
155	Dell, Inc.	3.375	06/15/12	160,713
540	Fiserv, Inc.	6.125	11/20/12	585,690
415	Hewlett-Packard Co. (a)	0.471	03/01/12	412,999
345	Hewlett-Packard Co.	2.250	05/27/11	351,584
275	International Business Machines Corp.	4.750	11/29/12	297,669
420	Oracle Corp.	5.000	01/15/11	439,406

				3,412,672

	Wireline 3.2%
450	AT&T, Inc.	4.950	01/15/13	480,154
615	BellSouth Corp.	6.000	10/15/11	664,473
200	British Telecommunications PLC (United Kingdom)	9.125	12/15/10	215,397
570	France Telecom SA (France)	4.375	07/08/14	598,164

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$475	Telecom Italia Capital (Luxembourg)	4.875%	10/01/10	$488,375
310	Telefonica Europe BV (Netherlands)	7.750	09/15/10	327,992
905	Verizon Global Funding Corp.	7.375	09/01/12	1,028,965

				3,803,520

	Total Corporate Bonds 42.8%			51,168,143

	Agency Bonds 26.1%
	Banking — FDIC Guaranteed 9.1%
2,945	Citigroup, Inc.	2.125	04/30/12	2,988,545
500	Citigroup, Inc.	2.875	12/09/11	516,417
5,630	Regions Bank	3.250	12/09/11	5,860,008
1,480	Wells Fargo & Co.	3.000	12/09/11	1,533,521

				10,898,491

	Commercial Banks — Government Guaranteed 6.6%
1,300	Commonwealth Bank of Australia (Australia) (b)	2.500	12/10/12	1,323,243
3,320	Royal Bank of Scotland PLC (United Kingdom) (b)	2.625	05/11/12	3,371,437
2,260	Swedbank AB (Sweden) (b)	2.900	01/14/13	2,286,184
910	Westpac Securities NZ Ltd. (New Zealand) (b)	2.500	05/25/12	925,513

				7,906,377

	Consumer Finance — FDIC Guaranteed 2.5%
2,870	John Deere Capital Corp.	2.875	06/19/12	2,967,201

	Diversified Financial Services — Government Guaranteed 1.9%
410	Export Development Canada (Canada)	3.125	04/24/14	421,404

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Financial Services — Government Guaranteed (continued)
$1,830	Japan Finance Corp. (Japan)	2.000%	06/24/11	$1,854,174

				2,275,578

	Money Center Banks — Government Guaranteed 0.7%
740	Lloyds TSB Bank PLC (United Kingdom) (b)	2.800	04/02/12	757,314

	Noncaptive-Diversified Finance — FDIC Guaranteed 2.5%
2,930	General Electric Capital Corp.	2.200	06/08/12	2,977,223

	Special Purpose Banks — Government Guaranteed 2.8%
2,200	Kreditanstalt fuer Wiederaufbau (Germany)	2.250	04/16/12	2,239,442
1,100	Societe Financement de l’Economie Francaise (France) (b)	3.375	05/05/14	1,130,594

				3,370,036

	Total Agency Bonds 26.1%			31,152,220

	Asset Backed Securities 23.4%
1,000	American Express Credit Account Master Trust (a)	1.496	03/15/17	1,019,604
1,550	Bank of America Auto Trust (b)	1.700	12/15/11	1,554,818
1,225	Bank of America Auto Trust (b)	2.130	09/16/13	1,227,733
1,200	BMW Floorplan Master Owner Trust (a)(b)	1.500	09/15/14	1,200,000
1,075	BMW Vehicle Lease Trust	2.040	04/15/11	1,079,891
321	Capital Auto Receivables Asset Trust, Class A2B (a)	1.163	03/15/11	321,501
280	Capital Auto Receivables Asset Trust, Class A3A	5.020	09/15/11	284,984
113	Capital Auto Receivables Asset Trust, Class A3A	5.380	07/15/10	113,600

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$1,150	Chase Issuance Trust (a)	0.694%	09/17/12	$1,151,103
475	Chrysler Financial Auto Securitization Trust	1.850	06/15/11	478,361
45	CNH Equipment Trust, Class A1	1.736	04/15/10	44,601
1,050	Daimler Chrysler Auto Trust, Class A3A	5.000	02/08/12	1,076,324
1,150	Discover Card Master Trust (a)	1.543	12/15/14	1,155,494
444	Ford Credit Auto Lease Trust (b)	1.237	06/15/10	444,879
1,200	Ford Credit Auto Owner Trust	2.170	10/15/13	1,210,402
925	Ford Credit Auto Owner Trust	3.240	08/15/11	935,171
720	Ford Credit Auto Owner Trust, Class A3A	5.400	08/15/11	733,802
2,000	GE Capital Credit Card Master Note Trust	3.690	07/15/15	2,023,447
1,000	GE Dealer Floorplan Master Note Trust (a)	1.926	07/21/14	1,000,000
1,350	Harley-Davidson Motorcycle Trust	2.000	07/15/12	1,360,938
475	Honda Auto Receivables Owner Trust	2.220	05/17/10	479,755
1,200	Huntington Auto Trust (b)	3.940	06/17/13	1,239,834
292	Hyundai Auto Receivables Trust, Class A3A	5.040	01/17/12	298,940
237	John Deere Owner Trust	1.132	07/02/10	237,650
1,125	Nissan Auto Lease Trust	2.010	04/15/11	1,133,896
1,175	Nissan Auto Lease Trust	2.070	01/15/15	1,178,458
850	Nissan Auto Receivables Owner Trust	2.940	07/15/11	860,852
640	Nissan Auto Receivables Owner Trust	3.890	08/15/11	649,933
606	Nissan Auto Receivables Owner Trust, Class A3	5.030	05/16/11	615,315

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$56	TXU Electric Delivery Transition Bond Co. LLC, Class A	3.520%	11/15/11	$56,643
570	USAA Auto Owner Trust	2.640	08/15/11	576,043
253	USAA Auto Owner Trust, Class A	4.900	02/15/12	257,172
517	USAA Auto Owner Trust, Class A3, Ser 2008	4.160	04/16/12	526,999
450	Volkswagen Auto Lease Trust	2.870	07/15/11	455,998
970	Wheels SPV LLC (a)(b)	1.793	03/15/18	970,178

	Total Asset Backed Securities 23.4%			27,954,319

	United States Treasury Obligations 4.0%
2,850	United States Treasury (STRIPS)	*	11/15/19	1,956,682
1,485	United States Treasury (STRIPS)	*	11/15/20	963,558
1,375	United States Treasury (STRIPS)	*	11/15/21	843,091
1,000	United States Treasury Notes	2.375	09/30/14	1,002,893

	Total United States Treasury Obligations 4.0%			4,766,224

	Collateralized Mortgage Obligations 0.8%
657	Federal Home Loan Mortgage Corp.	7.500	09/15/29	714,854
224	Government National Mortgage Association (REMIC) (a)	0.730	09/16/19	221,300

	Total Collateralized Mortgage Obligations 0.8%			936,154

	Mortgage Backed Securities 0.7%
3	Federal Home Loan Mortgage Corp.	6.500	01/01/33	3,555
779	Federal National Mortgage Association	6.500	11/01/23 to 11/01/33	840,780

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$48	Federal National Mortgage Association	7.000%	07/01/26 to 10/01/30	$53,358
1	Government National Mortgage Association	9.500	09/15/17 to 06/15/18	628

	Total Mortgage Backed Securities 0.7%			898,321

	Adjustable Rate Mortgage Backed Securities 0.1%
120	Federal National Mortgage Association	3.499	09/01/19	120,556

Total Long-Term Investments 97.9% (Cost $114,795,778)				116,995,937

Short-Term Investments 3.9%
Repurchase Agreements 2.7%
Banc of America Securities ($772,819 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $772,820)				772,819
JPMorgan Chase & Co. ($2,330,191 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $2,330,195)				2,330,191
State Street Bank & Trust Co. ($129,990 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $129,990)				129,990

Total Repurchase Agreements 2.7%				3,233,000

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

Description	Value

United States Government Agency Obligations 1.2%
United States Treasury Bill ($1,430,000 par, yielding 0.270%, 11/12/09 maturity) (c)	$1,429,550

Total Short-Term Investments 3.9% (Cost $4,662,550)	4,662,550

Total Investments 101.8% (Cost $119,458,328)	121,658,487

Liabilities in Excess of Other Assets (1.8%)	(2,147,789)

Net Assets 100.0%	$119,510,698

Percentages are calculated as a percentage of net assets.
The obligations of certain United States government sponsored entities are neither issued nor guaranteed by United States Treasury.

*	Zero coupon bond

(a)	Floating Rate Coupon

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
Futures contracts outstanding as of September 30, 2009:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
EuroDollar 90-Day Futures, March 2011 (Current Notional Value of $244,750 per contract)	11	$37
EuroDollar 90-Day Futures, June 2011 (Current Notional Value of $243,950 per contract)	11	5,483

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts: (continued)
EuroDollar 90-Day Futures, September 2011 (Current Notional Value of $243,238 per contract)	11	$3,832
EuroDollar 90-Day Futures, December 2011 (Current Notional Value of $242,550 per contract)	11	2,715
U.S. Treasury Bond 30-Year Futures, December 2009 (Current Notional Value of $121,375 per contract)	3	2,328
U.S. Treasury Notes 10-Year Futures, December 2009 (Current Notional Value of $118,328 per contract)	46	77,202

Total Long Contracts	93	91,597

Short Contracts:
U.S. Treasury Notes 2-Year Futures, December 2009 (Current Notional Value of $216,969 per contract)	143	(145,597)
U.S. Treasury Notes 5-Year Futures, December 2009 (Current Notional Value of $116,094 per contract)	105	(54,463)

Total Short Contracts	248	(200,060)

Total Futures Contracts	341	$(108,463)

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued
Swap contracts outstanding as of September 30, 2009:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Barclays Bank PLC	USD-LIBOR BBA	Pay	4.640%	05/27/19	$1,163	$10,269
UBS AG	USD-LIBOR BBA	Pay	4.660	05/27/19	3,394	32,650

						42,919

Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	1,975	(146,688)
Barclays Bank PLC	USD-LIBOR BBA	Receive	4.040	05/27/39	267	(8,850)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	**	11/15/21	1,375	(78,073)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.410	10/03/18	6,596	6,794
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/19	875	(57,990)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/20	1,485	(116,304)
UBS AG	USD-LIBOR BBA	Receive	4.040	05/27/39	785	(26,020)

						(427,131)

Total Interest Rate Swaps						$(384,212)

**	Zero coupon swaps. The Fund and/or counterparty will make a net payment on the expiration date.
Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total
Investments in an Asset Position
Agency Bonds — FDIC Insured	$—	$16,842,915	$—	$16,842,915
Agency Bonds — Foreign Government Guaranteed	—	14,309,305	—	14,309,305
Corporate Bonds	—	51,168,143	—	51,168,143
Asset Backed Securities	—	27,954,319	—	27,954,319

Van Kampen Limited Duration Fund
Portfolio of Investments ▪ September 30, 2009 (Unaudited) continued

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment	Prices	Inputs	Inputs	Total
United States Treasury Obligations	$—	$4,766,224	$—	$4,766,224

Mortgage Backed Securities	—	898,321	—	898,321
Collateralized Mortgage Obligations	—	936,154	—	936,154
Adjustable Rate Mortgage Backed Securities	—	120,556	—	120,556

Short-Term Investments	—	4,662,550	—	4,662,550

Futures	91,597	—	—	91,597

Swap Contracts	—	49,713	—	49,713

Total Investments in an Asset Position	91,597	121,708,200	—	121,799,797

Investments in a Liability Position

Futures	(200,060)	—	—	(200,060)

Swap Contracts	—	(433,925)	—	(433,925)

Total Investments in a Liability Position	(200,060)	(433,925)	—	(633,985)

Total	$(108,463)	$121,274,275	$—	$121,165,812

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Limited Duration Fund

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: November 19, 2009

By:	/s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 19, 2009